Note 2 - Assets Held For Sale	12 Months Ended
Mar. 31, 2019
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
2
.
Asset Held For Sale

As of
March 31, 2019,
the Company has certain operating units in the Midwest that met the criteria to be classified as held for sale, which requires the Company to present the related assets and liabilities as separate line items in our Consolidated Balance Sheets.  The Company is required to record the assets held for sale at the lower of carrying value or fair value less costs to sell.  The following table presents information related to the major classes of assets and liabilities that were held for sale in our
March
31,
2019
Consolidated Balance Sheet (in thousands):

Property, Plant and Equipment (net)	$1,568
Current Assets Held For Sale	$1,568

Capital Lease Obligations Current Portion	$61
Current Liabilities Held For Sale	$61

Capital Lease Obligations	$305
Noncurrent Liabilities Held For Sale	$305